S000068275 [Member] Investment Strategy - Franklin Templeton Moderately Conservative Model Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is managed as an asset allocation program. The portfolio managers allocate the fund’s assets among insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with its variable annuity and variable universal life insurance policies, noninsurance-dedicated mutual funds, and exchange traded funds (the “underlying funds”). The underlying funds include funds managed by investment advisers that are not affiliated with the fund’s manager and funds managed by affiliated investment advisers. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate primarily to underlying funds managed by unaffiliated investment advisers, but may also allocate to affiliated underlying funds. The underlying funds may change from time to time without prior notice to shareholders.
The fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. Under ordinary circumstances, the portfolio managers expect to construct a moderately conservative model portfolio by allocating between 30% to 50% of the fund’s assets among underlying funds that invest in equity and equity-like strategies and between 50% to 70% of the fund’s assets among underlying funds that invest in fixed income strategies. The fund’s allocation to each class will be measured at the time of purchase and may vary thereafter as a result of market movement.
The portfolio managers analyze the underlying funds to determine the factors they believe contribute to the underlying funds’ long-term performance. The portfolio managers will then allocate to the underlying funds based on, among other things, considerations such as the portfolio managers’ views of how these factors may perform in the future, risks associated with the underlying funds, projected correlations among the underlying funds, and how the characteristics of the overall portfolio align with the fund’s benchmark. The portfolio managers use quantitative and qualitative methods to determine how to allocate the fund’s assets among the underlying funds. The portfolio managers may change the fund’s holdings of underlying funds in response to changes in the portfolio managers’ investment outlook, their assessment of the underlying funds or for other reasons. The portfolio managers use the same selection process for all types of underlying funds, but typically allocate to insurance-dedicated underlying funds in preference to noninsurance-dedicated underlying funds with similar characteristics.
The fund compares its performance to a composite benchmark, consisting of 35% Russell 3000 Index, 5% MSCI World Ex U.S.A. Index, and 60% Bloomberg U.S. Aggregate Index. The portfolio managers will seek to maintain a level of risk in the fund similar to that of this composite benchmark.
The underlying funds have a range of investment styles, objectives and focuses. The underlying funds may invest in foreign and emerging markets and engage in derivative transactions. The underlying equity funds may invest in equity securities of all types, including common stock, preferred stock, right and warrants, and securities convertible into common stock. The underlying equity funds may include exposure to any market capitalization or investment style, including alternative investments (such as commodities, real estate assets and infrastructure assets). The underlying equity funds may employ strategies similar to those used by hedge funds, which may have a low correlation to broad stock market movements or take both long and short positions in equity securities. Underlying funds investing primarily in real estate securities, listed infrastructure securities, and master limited partnerships will be deemed to be “equity funds” for purposes of the fund’s allocation strategy. The underlying fixed income funds may invest in fixed income securities of all types, including government and government-sponsored securities, corporate bonds and securitized products. The underlying fixed income funds may include funds investing in any sector, region or style, including foreign fixed income strategies, currency strategies, inflation-indexed securities, structured credit and distressed debt. The underlying fixed income funds may take both long and short positions in fixed income securities. Such funds may also seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. The underlying fixed income funds may also invest in securities having maturities and durations of any length and any credit quality, including securities rated below investment grade (commonly known as “junk bonds”). The investment strategies employed by the underlying funds and the securities in which they invest may change without the knowledge of the fund’s portfolio managers. The portfolio managers may invest the fund’s assets in underlying funds that have a limited performance history.